SHARE CAPITAL (Details) $ in Thousands		12 Months Ended
	Aug. 25, 2021 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2022 $ / shares
SHARE CAPITAL (Details) [Line Items]
Issued and outstanding common shares		10.00%
RSU granted		3.00%
Share-based compensation (in Dollars) | $		$ 6,096	$ 4,307
Option granted			1,127,000
Exercise price (in Dollars per share) | $ / shares				$ 3.93
Stock Option		961,000
Vesting period		3 years
Options distributed		137,876
Options cancelled		1,667
Cash dividends declared (in Dollars) | $		$ 4,413	$ 4,368
Common shares	7,054,000	100,000
Common shares cost (in Dollars) | $		$ 300
Anti-dilutive options and warrants		995,335	490,000
Directors, officers, and employees [Member]
SHARE CAPITAL (Details) [Line Items]
Option granted		535,000
Expected life of option in years		5
Exercise price (in Dollars per share) | $ / shares				3.93
Directors, officers, and employees [Member] | Restricted Stock Units (RSUs) [Member]
SHARE CAPITAL (Details) [Line Items]
Option granted		1,000,000
Exercise price (in Dollars per share) | $ / shares				$ 6.4
Vesting period		3 years